CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, $ in Millions	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
Current Assets
Cash and cash equivalents	$ 19,849.0	$ 27,965.0
Investments	10,786.0	7,804.0
Trade receivables	22,554.0	28,612.0
Other receivables	8,846.0	10,397.0
Inventories	3,115.0	5,618.0
Total current assets	65,150.0	80,396.0
Non-Current Assets
Trade receivables	72.0	89.0
Other receivables	2,085.0	2,414.0
Deferred income tax assets	658.0	622.0
Investments	3,226.0	3,248.0
Goodwill	379,220.0	380,234.0
Property, plant and equipment	451,174.0	484,316.0
Intangible assets	144,114.0	157,019.0
Right of use assets	33,415.0	26,825.0
Total non-current assets	1,013,964.0	1,054,767.0
TOTAL ASSETS	1,079,114.0	1,135,163.0
Current Liabilities
Trade payables	49,231.0	59,408.0
Financial debt	64,869.0	62,795.0
Salaries and social security payables	22,263.0	21,639.0
Income tax payables	13,927.0	100.0
Other taxes payables	3,962.0	5,544.0
Leases liabilities	6,130.0	5,035.0
Other liabilities	3,055.0	3,112.0
Provisions	2,146.0	2,441.0
Total current liabilities	165,583.0	160,074.0
Non-Current Liabilities
Trade payables	1,096.0	3,695.0
Financial debt	202,052.0	239,390.0
Salaries and social security payables	1,546.0	1,268.0
Deferred income tax liabilities	135,232.0	120,261.0
Other taxes payables		8.0
Leases liabilities	12,786.0	10,515.0
Other liabilities	1,250.0	1,745.0
Provisions	9,574.0	11,263.0
Total non-current liabilities	363,536.0	388,145.0
TOTAL LIABILITIES	529,119.0	548,219.0
EQUITY
Equity attributable to Controlling Company	541,423.0	577,285.0
Equity attributable to non-controlling interest	8,572.0	9,659.0
TOTAL EQUITY	549,995.0	586,944.0
TOTAL LIABILITIES AND EQUITY	$ 1,079,114.0	$ 1,135,163.0